SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Concentration percentage	85.00%	96.00%
Investments, Fair Value Disclosure, Total	$ 672	$ 0
Counterparty One
Significant Accounting Policies [Line Items]
Concentration percentage		45.00%
Counterparty Two
Significant Accounting Policies [Line Items]
Concentration percentage		36.00%
Counterparty Three
Significant Accounting Policies [Line Items]
Concentration percentage	19.00%	15.00%
Number of counter parties	3